T. ROWE PRICE RETIREMENT 2040 FUND
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 89.7%
T. Rowe Price Funds:
Growth Stock Fund	2,722,469	2,880	265,492	30,750,481	2,895,773
Value Fund	2,269,984	106,420	31,253	71,766,303	2,607,270
Equity Index 500 Fund	1,168,325	322,847	93,000	16,956,516	1,580,347
Overseas Stock Fund	980,353	10,217	64,133	96,456,255	1,036,905
International Stock Fund	920,040	1,717	28,440	53,483,019	1,016,712
International Value Equity Fund	935,479	22,966	35,294	80,893,685	1,014,407
Emerging Markets Stock Fund	603,414	362	54,943	13,946,129	653,516
Mid-Cap Growth Fund	545,405	1,904	14,569	5,743,075	589,986
Mid-Cap Value Fund	458,153	2,086	14,737	18,639,574	504,573
New Horizons Fund(2)	420,481	185	58,327	5,033,269	402,762
Small-Cap Stock Fund(2)	320,939	3,564	8,223	6,660,357	355,863
Small-Cap Value Fund	272,381	552	8,881	6,833,612	296,852
Real Assets Fund	256,798	2,480	8,444	24,596,826	278,928
U. S. Large-Cap Core Fund	62,273	92,504	1,863	5,911,314	169,595
Emerging Markets Discovery Stock
Fund	6,053	33,347	577	3,343,719	39,623
Total Equity Mutual Funds (Cost $9,224,637)					13,443,112

BOND MUTUAL FUNDS 9.6%
T. Rowe Price Funds:
New Income Fund	638,197	21,881	18,297	66,148,828	656,858
International Bond Fund (USD
Hedged)	223,626	1,537	9,120	21,598,444	220,736
U. S. Treasury Long-Term Fund	174,968	1,155	7,170	10,883,737	165,868
Dynamic Global Bond Fund	156,799	1,244	7,227	15,597,587	152,700
High Yield Fund	101,035	1,702	2,805	16,137,455	104,248
Emerging Markets Bond Fund	97,735	1,387	4,476	9,202,034	103,063
Floating Rate Fund	42,398	548	4,194	4,279,327	39,798
Total Bond Mutual Funds (Cost $1,373,393)					1,443,271

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2040 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
0.24%(3)	241,274	225,350	381,325	85,298,656	85,299
Total Short-Term Investments (Cost $85,299)					85,299
Total Investments in Securities 99.9%
(Cost $10,683,329)					$14,971,682
Other Assets Less Liabilities 0.1%					19,693
Net Assets 100.0%					$14,991,375

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2040 FUND

Futures Contracts
($000s)
			Value and
	Expiration	Notional	Unrealized
	Date	Amount	Gain (Loss)
Short, 781 MSCI EAFE Index contracts	9/20	(74,199)	$(4,721)
Short, 470 Russell 2000 E-Mini Index contracts	9/20	(36,691)	(4,263)
Short, 1,267 S&P 500 E-Mini Index contracts	9/20	(221,655)	(23,461)
Long, 2,048 U. S. Treasury Notes ten year
contracts	12/20	285,184	(419)
Net payments (receipts) of variation margin to date			34,429
Variation margin receivable (payable) on open futures contracts			$1,565

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2040 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$171	$1,884	$974
Emerging Markets Bond Fund	(119)	8,417	1,210
Emerging Markets Discovery
Stock Fund	84	800	—
Emerging Markets Stock Fund	7,310	104,683	—
Equity Index 500 Fund	11,618	182,175	6,116
Floating Rate Fund	(204)	1,046	634
Growth Stock Fund	129,065	435,916	—
High Yield Fund	70	4,316	1,516
International Bond Fund (USD
Hedged)	193	4,693	1,118
International Stock Fund	5,847	123,395	—
International Value Equity Fund	(1,013)	91,256	—
Mid-Cap Growth Fund	4,227	57,246	—
Mid-Cap Value Fund	(243)	59,071	—
New Horizons Fund	27,616	40,423	—
New Income Fund	614	15,077	4,704
Overseas Stock Fund	2,942	110,468	—
Real Assets Fund	1,152	28,094	—
Small-Cap Stock Fund	1,526	39,583	—
Small-Cap Value Fund	378	32,800	—
U. S. Large-Cap Core Fund	303	16,681	—
U. S. Treasury Long-Term Fund	1,508	(3,085)	820
Value Fund	12,797	262,119	—
U. S. Treasury Money Fund	—	—	82
Totals	$205,842#	$1,617,058	$17,174+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $17,174 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2040 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2040 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.